Restricted Net Assets and Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in)/provided by operating activities	$ 1,409	¥ 9,551	¥ 104	¥ (8,427)
Cash flows from investing activities:
Loan provided to subsidiaries	(76)	(514)	(56,763)	(117,217)
Loan repaid by subsidiaries	1,342	9,104	30,009	235,424
Proceeds from short-term investments			58,132	59,520
Net cash provided by investing activities	1,266	8,590	31,378	177,727
Cash flows from financing activities:
Loan from subsidiaries	13,000	88,207	170,707
Repayments of loan from subsidiaries	(10,273)	(69,702)	(108,874)
Proceeds from exercise of share options	828	5,619	7,696	2,467
Repurchase of ADSs	(11,345)	(76,976)	(25,771)	(130,409)
Dividends paid to equity holders of the Company			(78,111)
Net cash used in financing activities	(7,790)	(52,852)	(34,353)	(127,942)
Effect of exchange rate changes on cash and cash equivalents	(315)	(2,135)	(335)	(138)
Net increase/(decrease) in cash and cash equivalents	(5,430)	(36,846)	(3,206)	41,220
Cash and cash equivalents and restricted cash at the beginning of the year	9,061	61,483	64,689	23,469
Cash, cash equivalents and restricted cash at the end of the year	$ 3,631	¥ 24,637	¥ 61,483	¥ 64,689